Trade and Other Receivables - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	60 days
Outstanding bills receivable discounted with banks by retaining recourse obligation	¥ 2,268,400	$ 320,200	¥ 1,272,400
Outstanding bills receivable endorsed to suppliers with recourse obligation	1,120,300	158,100	1,627,500
Gross trade receivables	794,678	112,161	438,586
Unsecured loans [member]
Disclosure of trade and other receivables [line items]
Non-trade receivable due from joint ventures			¥ 50,000
Unsecured interest rate			4.35%
Dongfeng companies [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	¥ 136,400	$ 19,200	¥ 54,100
Top of range [member]
Disclosure of trade and other receivables [line items]
Bills receivables discounted maturity period	12 months